LOANS RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts
Held for Investment [Abstract]
Total loans	$ 532,031,000	$ 501,160,000
Net deferred loans origination costs and unamortized premiums	1,611,000	1,065,000
Less allowance for loan losses	(6,922,000)	(8,100,000)
Total loans receivable	526,720,000	494,125,000
Held-for-sale [Abstract]
Loans Held-for-sale, Mortgages	706,000	488,000
Number of days residential mortgages and consumer loans are placed on non accrual status	90 days
Minimum amount of loan balances excluded from evaluation for impairment	1,000,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	8,359,000	12,541,000
Loans and Leases Receivable, Nonperforming, Accrual of Interest	0	0
Additional interest that would have been recorded	413,000	616,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	7,471,000	6,571,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	609,000	3,823,000
Loans individually evaluated for impairment, recorded investment, total	8,080,000	10,394,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	8,899,000	6,571,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	668,000	3,823,000
Impaired Financing Receivable, Unpaid Principal Balance, Total	9,567,000	10,394,000
Impaired Financing Receivable, Related Allowance	1,547,000	2,303,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	1,547,000	2,303,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	6,662,000	9,044,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	3,858,000	4,868,000
Loans individually evaluated for impairment , average recorded investment	10,520,000	13,912,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	521,262,000	486,235,000
Loans receivable, 30 to 59 days past due	2,026,000	581,000
Loans receivable, 60 to 89 days past due	456,000	3,313,000
Loans receivable past due 90 days or more	8,287,000	11,031,000
Loans receivable, total past due	10,769,000	14,925,000
Total loans	532,031,000	501,160,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	8,100,000	8,328,000
Provision	2,400,000	3,728,000
Charge-offs	(3,660,000)	(4,015,000)
Recoveries	82,000	59,000
Balance, end of period	6,922,000	8,100,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	1,547,000	2,303,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	5,375,000	5,797,000
Loans receivable, allowance for credit losses, evaluated for impairment	6,922,000	8,100,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	8,080,000	10,394,000
Loans balance, collectively evaluated for impairment	523,951,000	490,766,000
Loan balance, evaluated for impairment	532,031,000	501,160,000
Troubled Debt Restructuring Segregated by Class [Abstract]
Financing Receivable, Modifications, Number of Contracts2	2	2
Pre-Modification Outstanding Recorded Investment	950,000	510,000
Post Modification Outstanding Recorded Investment	923,000	507,000
Contracts classified and TDR's that subsequently defaulted		1
Recorded investment of loans classified as TDR's and subsequently defaulted		169,000
Loans Receivable, Troubled Debt Restructuring, Allowance for Credit Losses Charge-off	40,000
Concentration of loans threshold percentage (in hundredths)	10.00%
Aggregate dollar amount of loans with related parties	125,000	138,000
New loans to related parties	35,000
Principal repayments from related parties	48,000
Unused lines of credit available	360,000	360,000
Pass [Member]
Held for Investment [Abstract]
Total loans	138,403,000	138,510,000
Loans Receivable, Aging [Abstract]
Total loans	138,403,000	138,510,000
Special Mention [Member]
Held for Investment [Abstract]
Total loans	9,388,000	17,260,000
Loans Receivable, Aging [Abstract]
Total loans	9,388,000	17,260,000
Substandard [Member]
Held for Investment [Abstract]
Total loans	18,597,000	21,430,000
Loans Receivable, Aging [Abstract]
Total loans	18,597,000	21,430,000
Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Residential Mortgages [Member]
Held for Investment [Abstract]
Total loans	323,665,000	277,824,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	2,265,000	5,502,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	2,137,000	1,252,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	0	2,381,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	2,214,000	1,252,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	0	2,381,000
Impaired Financing Receivable, Related Allowance	218,000	388,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	218,000	388,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	2,061,000	751,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	698,000	1,497,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	319,982,000	273,231,000
Loans receivable, 30 to 59 days past due	1,161,000	98,000
Loans receivable, 60 to 89 days past due	329,000	153,000
Loans receivable past due 90 days or more	2,193,000	4,342,000
Loans receivable, total past due	3,683,000	4,593,000
Total loans	323,665,000	277,824,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	2,194,000	1,839,000
Provision	367,000	515,000
Charge-offs	(768,000)	(172,000)
Recoveries	56,000	12,000
Balance, end of period	1,849,000	2,194,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	218,000	388,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	1,631,000	1,806,000
Loans receivable, allowance for credit losses, evaluated for impairment	1,849,000	2,194,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	2,137,000	3,633,000
Loans balance, collectively evaluated for impairment	321,528,000	274,191,000
Loan balance, evaluated for impairment	323,665,000	277,824,000
Troubled Debt Restructuring Segregated by Class [Abstract]
Financing Receivable, Modifications, Number of Contracts2	2	2
Pre-Modification Outstanding Recorded Investment	950,000	510,000
Post Modification Outstanding Recorded Investment	923,000	507,000
Contracts classified and TDR's that subsequently defaulted		1
Recorded investment of loans classified as TDR's and subsequently defaulted		169,000
Residential Mortgages [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	321,400,000	272,322,000
Loans Receivable, Aging [Abstract]
Total loans	321,400,000	272,322,000
Residential Mortgages [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	2,265,000	5,502,000
Loans Receivable, Aging [Abstract]
Total loans	2,265,000	5,502,000
Real estate-commercial [Member]
Held for Investment [Abstract]
Total loans	104,766,000	110,743,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	1,098,000	2,711,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	546,000	1,497,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	552,000	1,214,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	1,497,000	1,497,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	552,000	1,214,000
Impaired Financing Receivable, Related Allowance	296,000	877,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	296,000	877,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	697,000	3,581,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	1,012,000	1,270,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	102,868,000	108,382,000
Loans receivable, 30 to 59 days past due	800,000	0
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	1,098,000	2,361,000
Loans receivable, total past due	1,898,000	2,361,000
Total loans	104,766,000	110,743,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	2,352,000	3,281,000
Provision	353,000	82,000
Charge-offs	(951,000)	1,011,000
Recoveries	0	0
Balance, end of period	1,754,000	2,352,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	296,000	877,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	1,458,000	1,475,000
Loans receivable, allowance for credit losses, evaluated for impairment	1,754,000	2,352,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	1,098,000	2,711,000
Loans balance, collectively evaluated for impairment	103,668,000	108,032,000
Loan balance, evaluated for impairment	104,766,000	110,743,000
Real estate-commercial [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	91,446,000	95,719,000
Loans Receivable, Aging [Abstract]
Total loans	91,446,000	95,719,000
Real estate-commercial [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	4,192,000	6,189,000
Loans Receivable, Aging [Abstract]
Total loans	4,192,000	6,189,000
Real estate-commercial [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	9,128,000	8,835,000
Loans Receivable, Aging [Abstract]
Total loans	9,128,000	8,835,000
Real estate-commercial [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Real estate-residential [Member]
Held for Investment [Abstract]
Total loans	21,570,000	25,801,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	51,000	0
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	51,000	0
Loans individually evaluated for impairment, with no related allowance, recorded investment	0	0
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	51,000	0
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	0	0
Impaired Financing Receivable, Related Allowance	4,000	0
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	4,000	0
Loans individually evaluated for impairment, with related allowance, average recorded investment	298,000	497,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	216,000	459,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	21,488,000	25,489,000
Loans receivable, 30 to 59 days past due	31,000	312,000
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	51,000	0
Loans receivable, total past due	82,000	312,000
Total loans	21,570,000	25,801,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	369,000	534,000
Provision	726,000	865,000
Charge-offs	(487,000)	(1,030,000)
Recoveries	0	0
Balance, end of period	608,000	369,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	4,000	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	604,000	369,000
Loans receivable, allowance for credit losses, evaluated for impairment	608,000	369,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	51,000	0
Loans balance, collectively evaluated for impairment	21,519,000	25,801,000
Loan balance, evaluated for impairment	21,570,000	25,801,000
Real estate-residential [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	19,244,000	21,447,000
Loans Receivable, Aging [Abstract]
Total loans	19,244,000	21,447,000
Real estate-residential [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	1,018,000	2,891,000
Loans Receivable, Aging [Abstract]
Total loans	1,018,000	2,891,000
Real estate-residential [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	1,308,000	1,463,000
Loans Receivable, Aging [Abstract]
Total loans	1,308,000	1,463,000
Real estate-residential [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Real estate-multi-family [Member]
Held for Investment [Abstract]
Total loans	19,118,000	19,906,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	19,118,000	19,906,000
Loans receivable, 30 to 59 days past due	0	0
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	0	0
Loans receivable, total past due	0	0
Total loans	19,118,000	19,906,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	350,000	399,000
Provision	(105,000)	(49,000)
Charge-offs	0	0
Recoveries	0	0
Balance, end of period	245,000	350,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	245,000	350,000
Loans receivable, allowance for credit losses, evaluated for impairment	245,000	350,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	0
Loans balance, collectively evaluated for impairment	19,118,000	19,906,000
Loan balance, evaluated for impairment	19,118,000	19,906,000
Real estate-multi-family [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	15,751,000	12,753,000
Loans Receivable, Aging [Abstract]
Total loans	15,751,000	12,753,000
Real estate-multi-family [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	0	3,768,000
Loans Receivable, Aging [Abstract]
Total loans	0	3,768,000
Real estate-multi-family [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	3,367,000	3,385,000
Loans Receivable, Aging [Abstract]
Total loans	3,367,000	3,385,000
Real estate-multi-family [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Construction loans [Member]
Held for Investment [Abstract]
Total loans	16,288,000	16,336,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	4,794,000	4,044,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	4,737,000	3,816,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	57,000	228,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	5,137,000	3,816,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	116,000	228,000
Impaired Financing Receivable, Related Allowance	1,029,000	1,035,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	1,029,000	1,035,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	3,604,000	4,143,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	1,932,000	1,642,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	11,494,000	9,151,000
Loans receivable, 30 to 59 days past due	0	0
Loans receivable, 60 to 89 days past due	0	3,141,000
Loans receivable past due 90 days or more	4,794,000	4,044,000
Loans receivable, total past due	4,794,000	7,185,000
Total loans	16,288,000	16,336,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	1,830,000	1,363,000
Provision	1,049,000	1,987,000
Charge-offs	(1,182,000)	(1,521,000)
Recoveries	0	1,000
Balance, end of period	1,697,000	1,830,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	1,029,000	1,035,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	668,000	795,000
Loans receivable, allowance for credit losses, evaluated for impairment	1,697,000	1,830,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	4,794,000	4,044,000
Loans balance, collectively evaluated for impairment	11,494,000	12,292,000
Loan balance, evaluated for impairment	16,288,000	16,336,000
Construction loans [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	7,397,000	4,452,000
Loans Receivable, Aging [Abstract]
Total loans	7,397,000	4,452,000
Construction loans [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	4,097,000	4,312,000
Loans Receivable, Aging [Abstract]
Total loans	4,097,000	4,312,000
Construction loans [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	4,794,000	7,572,000
Loans Receivable, Aging [Abstract]
Total loans	4,794,000	7,572,000
Construction loans [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Commercial and Industrial Loans [Member]
Held for Investment [Abstract]
Total loans	4,646,000	4,414,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	0	6,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	0	6,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	0	6,000
Impaired Financing Receivable, Related Allowance	0	3,000
Loans individually evaluated for impairment related allowance	0	3,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	2,000	72,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	4,646,000	4,408,000
Loans receivable, 30 to 59 days past due	0	0
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	0	6,000
Loans receivable, total past due	0	6,000
Total loans	4,646,000	4,414,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	138,000	77,000
Provision	115,000	67,000
Charge-offs	(156,000)	(44,000)
Recoveries	22,000	38,000
Balance, end of period	119,000	138,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	3,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	119,000	135,000
Loans receivable, allowance for credit losses, evaluated for impairment	119,000	138,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	6,000
Loans balance, collectively evaluated for impairment	4,646,000	4,408,000
Loan balance, evaluated for impairment	4,646,000	4,414,000
Commercial and Industrial Loans [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	4,565,000	4,139,000
Loans Receivable, Aging [Abstract]
Total loans	4,565,000	4,139,000
Commercial and Industrial Loans [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	81,000	100,000
Loans Receivable, Aging [Abstract]
Total loans	81,000	100,000
Commercial and Industrial Loans [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	0	175,000
Loans Receivable, Aging [Abstract]
Total loans	0	175,000
Commercial and Industrial Loans [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Total commercial loans [Member]
Held for Investment [Abstract]
Total loans	166,388,000	177,200,000
Loans Receivable, Aging [Abstract]
Total loans	166,388,000	177,200,000
Home equity and second mortgage [Member]
Held for Investment [Abstract]
Total loans	40,143,000	44,165,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	143,000	277,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	39,842,000	43,712,000
Loans receivable, 30 to 59 days past due	34,000	165,000
Loans receivable, 60 to 89 days past due	124,000	11,000
Loans receivable past due 90 days or more	143,000	277,000
Loans receivable, total past due	301,000	453,000
Total loans	40,143,000	44,165,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	448,000	607,000
Provision	(104,000)	62,000
Charge-offs	(93,000)	(221,000)
Recoveries	0	0
Balance, end of period	251,000	448,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	251,000	448,000
Loans receivable, allowance for credit losses, evaluated for impairment	251,000	448,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	0
Loans balance, collectively evaluated for impairment	40,143,000	44,165,000
Loan balance, evaluated for impairment	40,143,000	44,165,000
Home equity and second mortgage [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	40,000,000	43,888,000
Loans Receivable, Aging [Abstract]
Total loans	40,000,000	43,888,000
Home equity and second mortgage [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	143,000	277,000
Loans Receivable, Aging [Abstract]
Total loans	143,000	277,000
Other consumer [Member]
Held for Investment [Abstract]
Total loans	1,835,000	1,971,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	8,000	1,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	1,824,000	1,956,000
Loans receivable, 30 to 59 days past due	0	6,000
Loans receivable, 60 to 89 days past due	3,000	8,000
Loans receivable past due 90 days or more	8,000	1,000
Loans receivable, total past due	11,000	15,000
Total loans	1,835,000	1,971,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	22,000	16,000
Provision	8,000	14,000
Charge-offs	(23,000)	(16,000)
Recoveries	4,000	8,000
Balance, end of period	11,000	22,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	11,000	22,000
Loans receivable, allowance for credit losses, evaluated for impairment	11,000	22,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	0
Loans balance, collectively evaluated for impairment	1,835,000	1,971,000
Loan balance, evaluated for impairment	1,835,000	1,971,000
Other consumer [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	1,827,000	1,970,000
Loans Receivable, Aging [Abstract]
Total loans	1,827,000	1,970,000
Other consumer [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	8,000	1,000
Loans Receivable, Aging [Abstract]
Total loans	8,000	1,000
Total consumer loans [Member]
Held for Investment [Abstract]
Total loans	41,978,000	46,136,000
Loans Receivable, Aging [Abstract]
Total loans	41,978,000	46,136,000
Total residential and consumer Loans [Member]
Held for Investment [Abstract]
Total loans	365,643,000	323,960,000
Loans Receivable, Aging [Abstract]
Total loans	365,643,000	323,960,000
Total residential and consumer Loans [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	363,227,000	318,180,000
Loans Receivable, Aging [Abstract]
Total loans	363,227,000	318,180,000
Total residential and consumer Loans [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	2,416,000	5,780,000
Loans Receivable, Aging [Abstract]
Total loans	2,416,000	5,780,000
Unallocated [Member]
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	397,000	212,000
Provision	(9,000)	185,000
Charge-offs	0	0
Recoveries	0	0
Balance, end of period	388,000	397,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	388,000	397,000
Loans receivable, allowance for credit losses, evaluated for impairment	$ 388,000	$ 397,000